Right-of-use assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets and lease liabilities [Abstract]
Lease liabilities		SFr 2,185
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 0
Balance, end of period	2,255
Expense for short-term leases	600
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities	SFr 2,403
Buildings [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	2.50%
Office Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	4.20%
IT Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	2.60%
IFRS 16 [Member]
Right-of-use assets and lease liabilities [Abstract]
Lease liabilities		SFr 2,185
Weighted average incremental borrowing rate	2.54%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 2,185
Additions	500
Disposals	(10)
Depreciation	(420)
Balance, end of period	2,255
IFRS 16 [Member] | Buildings [Member]
Right-of-use of leased assets [Abstract]
Balance, beginning of period	2,106
Additions	400
Disposals	0
Depreciation	(400)
Balance, end of period	2,106
IFRS 16 [Member] | Office Equipment [Member]
Right-of-use of leased assets [Abstract]
Balance, beginning of period	79
Additions	29
Disposals	(10)
Depreciation	(17)
Balance, end of period	81
IFRS 16 [Member] | IT Equipment [Member]
Right-of-use of leased assets [Abstract]
Balance, beginning of period	0
Additions	71
Disposals	0
Depreciation	(3)
Balance, end of period	68
Within One Year [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities	485
Between One and Three Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities	970
Between Three and Five Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities	SFr 948